GUARANTEES OF REGISTERED SECURITIES (Tables)	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Guarantor Financial Statements
Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Operations
Year ended December 31, 2017
(In millions)

	Rowan plc (Parent)	RCI (Issuer)	Non-guarantor subsidiaries	Consolidating adjustments	Consolidated
REVENUE	$—	$48.7	$1,283.2	$(49.1)	$1,282.8

COSTS AND EXPENSES:
Direct operating costs (excluding items below)	—	0.5	727.5	(43.0)	685.0
Depreciation and amortization	—	18.3	385.4	—	403.7
Selling, general and administrative	29.2	0.2	81.3	(6.1)	104.6
Gain on sale of assets to unconsolidated subsidiary	—	—	(157.4)	—	(157.4)
Loss on disposals of property and equipment	—	1.7	7.7	—	9.4
Total costs and expenses	29.2	20.7	1,044.5	(49.1)	1,045.3

Equity in earnings of unconsolidated subsidiary	—	—	0.9	—	0.9

INCOME (LOSS) FROM OPERATIONS	(29.2)	28.0	239.6	—	238.4

OTHER INCOME (EXPENSE):
Interest expense	—	(155.8)	(0.5)	0.6	(155.7)
Interest income	—	3.6	12.4	(0.6)	15.4
Gain on extinguishment of debt	—	1.7	—	—	1.7
Other - net	20.4	(20.7)	(0.2)	—	(0.5)
Total other income (expense) - net	20.4	(171.2)	11.7	—	(139.1)

INCOME (LOSS) BEFORE INCOME TAXES	(8.8)	(143.2)	251.3	—	99.3
Provision (benefit) for income taxes	—	(330.1)	34.8	321.9	26.6
Equity in earnings of consolidated subsidiaries, net of tax	81.5	151.4	—	(232.9)	—

NET INCOME	$72.7	$338.3	$216.5	$(554.8)	$72.7
Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Operations
Year ended December 31, 2016
(In millions)

	Rowan plc (Parent)	RCI (Issuer)	Non-guarantor subsidiaries	Consolidating adjustments	Consolidated
REVENUE	$—	$40.4	$1,836.9	$(34.1)	$1,843.2

COSTS AND EXPENSES:
Direct operating costs (excluding items below)	—	12.4	796.4	(29.1)	779.7
Depreciation and amortization	—	19.2	382.7	1.0	402.9
Selling, general and administrative	28.5	5.5	74.2	(6.0)	102.2
Loss on disposals of property and equipment	—	0.9	7.8	—	8.7
Material charges and other operating items	—	—	32.9	—	32.9
Total costs and expenses	28.5	38.0	1,294.0	(34.1)	1,326.4

INCOME (LOSS) FROM OPERATIONS	(28.5)	2.4	542.9	—	516.8

OTHER INCOME (EXPENSE):
Interest expense	—	(155.5)	(4.1)	4.1	(155.5)
Interest income	—	5.1	2.8	(4.1)	3.8
Loss on extinguishment of debt	—	(31.2)	—	—	(31.2)
Other - net	21.2	(20.9)	(8.6)	—	(8.3)
Total other income (expense) - net	21.2	(202.5)	(9.9)	—	(191.2)

INCOME (LOSS) BEFORE INCOME TAXES	(7.3)	(200.1)	533.0	—	325.6
Provision (benefit) for income taxes	—	46.9	(6.7)	(35.2)	5.0
Equity in earnings (losses) of consolidated subsidiaries, net of tax	327.9	(17.2)	—	(310.7)	—

NET INCOME (LOSS)	$320.6	$(264.2)	$539.7	$(275.5)	$320.6
Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Operations
Year ended December 31, 2015
(In millions)

	Rowan plc (Parent)	RCI (Issuer)	Non-guarantor subsidiaries	Consolidating adjustments	Consolidated
REVENUE	$—	$60.0	$2,133.4	$(56.4)	$2,137.0

COSTS AND EXPENSES:
Direct operating costs (excluding items below)	—	13.0	1,017.6	(50.4)	980.2
Depreciation and amortization	—	19.5	370.4	1.5	391.4
Selling, general and administrative	26.2	3.9	91.7	(7.5)	114.3
(Gain) loss on disposals of property and equipment	—	0.9	(8.6)	—	(7.7)
Gain on litigation settlement	—	—	—	—	—
Material charges and other operating items	—	—	337.3	—	337.3
Total costs and expenses	26.2	37.3	1,808.4	(56.4)	1,815.5

INCOME (LOSS) FROM OPERATIONS	(26.2)	22.7	325.0	—	321.5

OTHER INCOME (EXPENSE):
Interest expense, net of interest capitalized	—	(145.3)	(22.8)	22.8	(145.3)
Interest income	0.8	22.1	1.0	(22.8)	1.1
Loss on extinguishment of debt	—	(1.5)	—	—	(1.5)
Other - net	22.3	(25.5)	(14.9)	—	(18.1)
Total other income (expense) - net	23.1	(150.2)	(36.7)	—	(163.8)

INCOME (LOSS) BEFORE INCOME TAXES	(3.1)	(127.5)	288.3	—	157.7
Provision for income taxes	—	32.9	48.6	(17.1)	64.4
Equity in earnings (losses) of consolidated subsidiaries, net of tax	96.4	(128.5)	—	32.1	—

NET INCOME (LOSS)	$93.3	$(288.9)	$239.7	$49.2	$93.3
Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Comprehensive Income (Loss)
Year ended December 31, 2017
(In millions)

	Rowan plc (Parent)	RCI (Issuer)	Non-guarantor subsidiaries	Consolidating adjustments	Consolidated
NET INCOME	$72.7	$338.3	$216.5	$(554.8)	$72.7

OTHER COMPREHENSIVE LOSS:
Net changes in pension and other postretirement plan assets and benefit obligations recognized in other comprehensive income (loss), net of income taxes	(33.3)	(33.3)	—	33.3	(33.3)
Net reclassification adjustment for amounts recognized in net income as a component of net periodic benefit cost, net of income taxes	11.4	11.4	—	(11.4)	11.4

	(21.9)	(21.9)	—	21.9	(21.9)

COMPREHENSIVE INCOME	$50.8	$316.4	$216.5	$(532.9)	$50.8

Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Comprehensive Income (Loss)
Year ended December 31, 2016
(In millions)

	Rowan plc (Parent)	RCI (Issuer)	Non-guarantor subsidiaries	Consolidating adjustments	Consolidated
NET INCOME (LOSS)	$320.6	$(264.2)	$539.7	$(275.5)	$320.6

OTHER COMPREHENSIVE INCOME:
Net changes in pension and other postretirement plan assets and benefit obligations recognized in other comprehensive income (loss), net of income taxes	(5.1)	(5.1)	—	5.1	(5.1)
Net reclassification adjustment for amounts recognized in net income (loss) as a component of net periodic benefit cost, net of income taxes	7.4	7.4	—	(7.4)	7.4

	2.3	2.3	—	(2.3)	2.3

COMPREHENSIVE INCOME (LOSS)	$322.9	$(261.9)	$539.7	$(277.8)	$322.9

Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Comprehensive Income (Loss)
Year ended December 31, 2015
(In millions)

	Rowan plc (Parent)	RCI (Issuer)	Non-guarantor subsidiaries	Consolidating adjustments	Consolidated
NET INCOME (LOSS)	$93.3	$(288.9)	$239.7	$49.2	$93.3

OTHER COMPREHENSIVE INCOME:
Net changes in pension and other postretirement plan assets and benefit obligations recognized in other comprehensive income (loss), net of income taxes	7.0	7.0	—	(7.0)	7.0
Net reclassification adjustment for amounts recognized in net income (loss) as a component of net periodic benefit cost, net of income taxes	13.8	13.8	—	(13.8)	13.8

	20.8	20.8	—	(20.8)	20.8

COMPREHENSIVE INCOME (LOSS)	$114.1	$(268.1)	$239.7	$28.4	$114.1
Rowan Companies plc and Subsidiaries
Condensed Consolidating Balance Sheets
December 31, 2017
(In millions)

	Rowan plc (Parent)	RCI (Issuer)	Non-guarantor subsidiaries	Consolidating adjustments	Consolidated
CURRENT ASSETS:
Cash and cash equivalents	$0.2	$206.3	$1,125.6	$—	$1,332.1
Receivables - trade and other	—	1.2	211.6	—	212.8
Prepaid expenses and other current assets	0.3	10.7	4.5	—	15.5
Total current assets	0.5	218.2	1,341.7	—	1,560.4

Property and equipment - gross	—	241.9	8,592.0	—	8,833.9
Less accumulated depreciation and amortization	—	121.4	2,159.8	—	2,281.2
Property and equipment - net	—	120.5	6,432.2	—	6,552.7

Investments in consolidated subsidiaries	5,401.1	6,253.5	—	(11,654.6)	—
Due from affiliates	0.2	680.0	11.5	(691.7)	—
Long-term note receivable from unconsolidated subsidiary	—	—	270.2	—	270.2
Investment in unconsolidated subsidiary	—	—	30.9	—	30.9
Other assets	—	5.2	7.6	31.3	44.1
	$5,401.8	$7,277.4	$8,094.1	$(12,315.0)	$8,458.3

CURRENT LIABILITIES:
Accounts payable - trade	$0.7	$12.9	$83.6	$—	$97.2
Deferred revenue	—	—	1.1	—	1.1
Accrued liabilities	0.1	95.6	63.4	—	159.1
Total current liabilities	0.8	108.5	148.1	—	257.4

Long-term debt, less current portion	—	2,510.3	—	—	2,510.3
Due to affiliates	11.2	11.4	669.1	(691.7)	—
Other liabilities	3.8	261.2	28.6	—	293.6
Deferred income taxes - net	(0.1)	182.7	10.9	(182.6)	10.9
Shareholders' equity	5,386.1	4,203.3	7,237.4	(11,440.7)	5,386.1
	$5,401.8	$7,277.4	$8,094.1	$(12,315.0)	$8,458.3

Rowan Companies plc and Subsidiaries
Condensed Consolidating Balance Sheets
December 31, 2016
(In millions)

	Rowan plc (Parent)	RCI (Issuer)	Non-guarantor subsidiaries	Consolidating adjustments	Consolidated
CURRENT ASSETS:
Cash and cash equivalents	$3.7	$532.0	$719.8	$—	$1,255.5
Receivables - trade and other	—	1.8	299.5	—	301.3
Prepaid expenses and other current assets	0.3	12.9	10.3	—	23.5
Total current assets	4.0	546.7	1,029.6	—	1,580.3

Property and equipment - gross	—	631.0	8,469.8	—	9,100.8
Less accumulated depreciation and amortization	—	273.8	1,767.0	—	2,040.8
Property and equipment - net	—	357.2	6,702.8	—	7,060.0

Investments in consolidated subsidiaries	5,115.8	6,054.6	—	(11,170.4)	—
Due from affiliates	0.4	437.2	64.2	(501.8)	—
Other assets	—	5.6	29.7	—	35.3
	5,120.2	7,401.3	7,826.3	(11,672.2)	8,675.6

CURRENT LIABILITIES:
Current portion of long-term debt	—	126.8	—	—	126.8
Accounts payable - trade	0.4	22.4	71.5	—	94.3
Deferred revenue	—	0.1	103.8	—	103.9
Accrued liabilities	0.3	107.4	51.1	—	158.8
Total current liabilities	0.7	256.7	226.4	—	483.8

Long-term debt, less current portion	—	2,553.4	—	—	2,553.4
Due to affiliates	0.4	63.9	437.5	(501.8)	—
Other liabilities	5.2	283.9	49.7	—	338.8
Deferred income taxes - net	—	582.1	139.3	(535.7)	185.7
Shareholders' equity	5,113.9	3,661.3	6,973.4	(10,634.7)	5,113.9
	$5,120.2	$7,401.3	$7,826.3	$(11,672.2)	$8,675.6
Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Cash Flows
Year ended December 31, 2017
(In millions)

	Rowan plc (Parent)	RCI (Issuer)	Non-guarantor subsidiaries	Consolidating adjustments	Consolidated
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	$(10.0)	$(11.3)	$336.2	$(15.1)	$299.8

CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	—	(18.3)	(82.3)	—	(100.6)
Deposit on purchase of rigs	—	—	(7.7)	—	(7.7)
Investment in unconsolidated subsidiary	—	—	(30.0)	—	(30.0)
Contributions to unconsolidated subsidiary for note receivable	—	—	(357.7)	—	(357.7)
Proceeds from sale of assets to unconsolidated subsidiary	—	—	357.7	—	357.7
Repayments of note receivable from unconsolidated subsidiary	—	—	87.5	—	87.5
Proceeds from disposals of property and equipment	—	1.0	2.3	—	3.3
Investments in consolidated subsidiaries	—	32.6	—	(32.6)	—

Net cash provided by (used in) investing activities	—	15.3	(30.2)	(32.6)	(47.5)

CASH FLOWS FROM FINANCING ACTIVITIES:
Advances (to) from affiliates	12.2	(159.7)	147.5	—	—
Distributions to issuer	—	—	(32.6)	32.6	—
Reductions of long-term debt	—	(170.0)	—	—	(170.0)
Dividends paid	—	—	(15.1)	15.1	—
Shares repurchased for tax withholdings on vesting of restricted share units	(5.7)	—	—	—	(5.7)

Net cash provided by (used in) financing activities	6.5	(329.7)	99.8	47.7	(175.7)

INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(3.5)	(325.7)	405.8	—	76.6
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	3.7	532.0	719.8	—	1,255.5

CASH AND CASH EQUIVALENTS, END OF PERIOD	$0.2	$206.3	$1,125.6	$—	$1,332.1
Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Cash Flows
Year ended December 31, 2016
(In millions)

	Rowan plc (Parent)	RCI (Issuer)	Non-guarantor subsidiaries	Consolidating adjustments	Consolidated
NET CASH PROVIDED BY (USED IN) OPERATIING ACTIVITIES	$(6.4)	$(58.8)	$1,101.3	$(106.5)	$929.6

CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	—	(44.5)	(73.1)	—	(117.6)
Proceeds from disposals of property and equipment	—	0.4	5.8	—	6.2
Collections on note receivable from consolidated subsidiary	—	689.7	—	(689.7)	—
Investments in consolidated subsidiaries	(0.2)	(80.6)	—	80.8	—

Net cash provided by (used in) investing activities	(0.2)	565.0	(67.3)	(608.9)	(111.4)

CASH FLOWS FROM FINANCING ACTIVITES:
Advances (to) from affiliates	(2.0)	58.2	(53.0)	(3.2)	—
Contributions from parent/issuer	—	—	80.8	(80.8)	—
Proceeds from borrowings	—	500.0	—	—	500.0
Reductions of long-term debt	—	(511.8)	(689.7)	689.7	(511.8)
Payment of debt extinguishment costs	—	(24.0)	—	—	(24.0)
Dividends paid	—	—	(109.7)	109.7	—
Debt issue costs	—	(8.7)	—	—	(8.7)
Shares repurchased for tax withholdings on vesting of restricted share units	(5.0)	—	—	—	(5.0)
Excess tax benefits from share-based compensation	—	2.6	—	—	2.6

Net cash provided by (used in) financing activities	(7.0)	16.3	(771.6)	715.4	(46.9)

INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(13.6)	522.5	262.4	—	771.3
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	17.3	9.5	457.4	—	484.2

CASH AND CASH EQUIVALENTS, END OF PERIOD	$3.7	$532.0	$719.8	$—	$1,255.5
Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Cash Flows
Year ended December 31, 2015
(In millions)

	Rowan plc (Parent)	RCI (Issuer)	Non-guarantor subsidiaries	Consolidating adjustments	Consolidated
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	$(6.3)	$5.7	$1,047.1	$(47.4)	$999.1

CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	—	(23.2)	(699.7)	—	(722.9)
Proceeds from disposals of property and equipment	—	2.9	16.5	—	19.4
Advances on note receivable from consolidated subsidiary	—	(481.3)	—	481.3	—
Collections on note receivable from consolidated subsidiary	36.6	503.5	—	(540.1)	—
Investments in consolidated subsidiaries	0.2	(37.7)	—	37.5	—

Net cash provided by (used in) investing activities	36.8	(35.8)	(683.2)	(21.3)	(703.5)

CASH FLOWS FROM FINANCING ACTIVITIES:
Advances (to) from affiliates	(7.4)	89.9	(80.9)	(1.6)	—
Contributions from parent/issuer	—	—	37.5	(37.5)	—
Proceeds from borrowings	—	220.0	481.3	(481.3)	220.0
Reductions of long-term debt	—	(317.9)	(540.1)	540.1	(317.9)
Payment of debt extinguishment costs	—	(1.0)	—	—	(1.0)
Dividends paid	(50.5)	—	(49.0)	49.0	(50.5)
Shares repurchased for tax withholdings on vesting of restricted share units	(1.2)	—	—	—	(1.2)

Net cash used in financing activities	(59.1)	(9.0)	(151.2)	68.7	(150.6)

INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(28.6)	(39.1)	212.7	—	145.0
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	45.9	48.6	244.7	—	339.2

CASH AND CASH EQUIVALENTS, END OF PERIOD	$17.3	$9.5	$457.4	$—	$484.2